Horizon Active Asset Allocation Fund
Schedule of Investments
February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 85.5%		Shares	Value
Avantis International Small Cap Value ETF		529,520	$58,294,857
Goldman Sachs Equal Weight US Large Cap Equity ETF (a)		156,942	14,085,544
Invesco KBW Bank ETF (a)		341,491	27,954,453
Invesco S&P 500 Equal Weight ETF		168,476	34,532,526
iShares Core Dividend Growth ETF (a)		686,965	50,752,974
iShares Core MSCI Emerging Markets ETF		824,597	63,296,066
iShares Core MSCI International Developed Markets ETF		1,407,818	127,576,467
iShares MSCI Japan ETF		245,318	22,660,024
JPMorgan BetaBuilders Europe ETF (a)		287,862	22,772,763
SPDR Portfolio Emerging Markets ETF		579,204	29,255,594
State Street Communication Services Select Sector SPDR ETF		172,765	20,394,908
State Street SPDR Portfolio S&P 500 Growth ETF (b)		1,287,688	133,365,846
State Street SPDR S&P Regional Banking ETF (a)		303,126	20,239,723
TOTAL EXCHANGE TRADED FUNDS (Cost $506,763,292)			625,181,745

COMMON STOCKS - 14.4%		Shares	Value
Aerospace & Defense - 0.1%
AeroVironment, Inc. (c)		2,334	588,752

Automobiles - 0.6%
BYD Co. Ltd. - ADR		51,483	618,311
Tesla, Inc. (c)		8,702	3,502,642
			4,120,953

Banks - 0.2%
JPMorgan Chase & Co.		5,338	1,603,001

Broadline Retail - 1.4%
Alibaba Group Holding Ltd. - ADR		5,958	858,607
Amazon.com, Inc. (c)		43,660	9,168,600
			10,027,207

Communications Equipment - 0.1%
Arista Networks, Inc. (c)		5,011	668,968

Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp.		1,143	1,155,333
Walmart, Inc.		15,676	2,005,744
			3,161,077

Diversified Telecommunication Services - 0.1%
Deutsche Telekom AG - ADR (a)		16,829	677,872

Electric Utilities - 0.1%
Constellation Energy Corp.		2,275	750,477
Oklo, Inc. (c)		1,645	103,553
			854,030

Electrical Equipment - 0.6%
ABB Ltd. - ADR		8,497	788,437
Bloom Energy Corp. - Class A (c)		1,173	182,601
Eaton Corp. PLC		2,090	785,673
GE Vernova, Inc.		1,079	942,614
Schneider Electric SE - ADR		11,253	733,808
Siemens Energy AG - ADR		4,661	908,242
			4,341,375

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. - Class A		4,015	586,431
Corning, Inc.		6,980	1,049,652
			1,636,083

Energy - 0.1%
Williams Cos., Inc.		6,928	517,660

Entertainment - 0.2%
Netflix, Inc. (c)		6,564	631,719
Spotify Technology SA (c)		1,060	545,837
			1,177,556

Financial Services - 0.2%
Berkshire Hathaway, Inc. - Class B (c)		1,027	518,584
MasterCard, Inc. - Class A		929	480,488
Visa, Inc. - Class A		1,764	564,727
			1,563,799

Ground Transportation - 0.1%
Uber Technologies, Inc. (c)		8,093	610,374

Health Care Equipment & Supplies - 0.1%
Intuitive Surgical, Inc. (c)		1,871	942,067

Industrial Conglomerates - 0.3%
Hitachi Ltd. - ADR		21,240	708,779
Siemens AG - ADR		7,824	1,139,096
			1,847,875

Interactive Media & Services - 1.9%
Alphabet, Inc. - Class A		35,049	10,926,876
Meta Platforms, Inc. - Class A		3,064	1,986,024
Tencent Holdings Ltd. - ADR		15,280	1,003,896
			13,916,796

IT Services - 0.1%
Cognizant Technology Solutions Corp. - Class A		6,367	410,226
Shopify, Inc. - Class A (c)		3,875	467,829
			878,055

Machinery - 0.1%
Caterpillar, Inc.		1,323	982,764

Metals & Mining - 0.3%
Agnico Eagle Mines Ltd.		2,252	566,603
Anglo American PLC - ADR (a)		20,865	521,625
Southern Copper Corp.		4,658	1,016,899
			2,105,127

Oil, Gas & Consumable Fuels - 0.1%
Exxon Mobil Corp.		4,414	673,135

Pharmaceuticals - 0.4%
Eli Lilly & Co.		2,443	2,570,012
Johnson & Johnson		2,657	660,078
			3,230,090

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (c)		3,187	638,069
Applied Materials, Inc.		2,407	896,126
ARM Holdings PLC - ADR (c)		5,377	685,299
ASML Holding NV		518	751,390
Broadcom, Inc.		9,831	3,141,496
First Solar, Inc. (c)		1,156	227,963
Intel Corp. (c)		16,954	773,272
KLA Corp.		487	742,456
Lam Research Corp.		3,592	840,133
Marvell Technology, Inc.		7,137	583,022
Micron Technology, Inc.		3,943	1,625,975
NVIDIA Corp.		69,737	12,356,699
QUALCOMM, Inc.		3,504	498,829
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		3,702	1,386,695
Tokyo Electron Ltd. - ADR		6,003	848,644
			25,996,068

Software - 2.0%
Cadence Design Systems, Inc. (c)		1,855	559,097
Microsoft Corp.		25,856	10,154,685
Nebius Group NV (c)		4,320	393,941
Oracle Corp.		8,754	1,272,832
Palantir Technologies, Inc. - Class A (c)		11,853	1,626,113
Salesforce, Inc.		2,190	426,590
ServiceNow, Inc. (c)		4,207	454,398
			14,887,656

Specialty Retail - 0.0% (d)
Home Depot, Inc.		771	293,535

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.		31,159	8,231,585
TOTAL COMMON STOCKS (Cost $100,945,053)			105,533,460

PURCHASED OPTIONS - 0.0% (c)(d)	Notional Amount	Contracts	Value
Put Options - 0.0% (d)
State Street Consumer Staples Select Sector SPDR ETF, Expiration: 03/20/2026; Exercise Price: $84.00 (e)(f)	45,005,000	5,000	107,500
TOTAL PURCHASED OPTIONS (Cost $497,118)			107,500

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (g)		41,930,167	41,930,167
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $41,930,167)			41,930,167

MONEY MARKET FUNDS - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (g)		1,319,593	1,319,593
TOTAL MONEY MARKET FUNDS (Cost $1,319,593)			1,319,593

TOTAL INVESTMENTS - 105.8% (Cost $651,455,223)			774,072,465
Liabilities in Excess of Other Assets - (5.8)%			(42,404,009)
TOTAL NET ASSETS - 100.0%			$731,668,456

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $39,195,115.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Horizon Active Asset Allocation Fund
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Put Options - (0.0)% (a)
State Street Consumer Staples Select Sector SPDR ETF, Expiration: 03/20/2026; Exercise Price: $78.00 (b)(c)	$(45,005,000)	(5,000)	$(25,000)
TOTAL WRITTEN OPTIONS (Premiums received $117,882)			$(25,000)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Active Asset Allocation Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$625,181,745	$–	$–	$625,181,745
Common Stocks	105,533,460	–	–	105,533,460
Purchased Options	–	107,500	–	107,500
Investments Purchased with Proceeds from Securities Lending	41,930,167	–	–	41,930,167
Money Market Funds	1,319,593	–	–	1,319,593
Total Investments	$773,964,965	$107,500	$–	$774,072,465

Liabilities:
Investments:
Written Options	$–	$(25,000)	$–	$(25,000)
Total Investments	$–	$(25,000)	$–	$(25,000)

Refer to the Schedule of Investments for further disaggregation of investment categories.